INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST EXPENSES, NET AND OTHER FINANCING EXPENSES, NET [Abstract]
Debentures Series F accretion and amortization including accelerated accretion associated with Debentures Series F (see Note 13C above)	$ 39,494	$ 13,113	$ 5,365
Jazz Notes accretion and amortization	9,307	6,770	5,705
Jazz 2014 Exchange Agreement related financing costs, see Note 13E	9,817
Changes in fair value, (total level 3 changes in fair value as reported in Note 14D)	(1,669)	1,792	10,827
Changes in fair value on debentures, derivatives and warrants - other than level 3			1,284
Exchange rate difference	(5,352)	4,038	2,707
Other	3,807	2,125	1,695
Other financing expenses, net	55,404	27,838	27,583
Interest expenses, net	$ 33,409	$ 32,971	$ 31,808